Invesco Convertible Securities Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2019
invesco.com/us
MS-CSEC-QTR-1   03/19
Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2019
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–79.21%
Aerospace & Defense–0.78%
Aerojet Rocketdyne Holdings, Inc., Sr. Unsec. Conv. Notes, 2.25%, 12/15/2023	$6,160,000	$9,159,889
Air Freight & Logistics–1.92%
Air Transport Services Group, Inc., Sr. Unsec. Conv. Notes, 1.13%, 10/15/2024	12,000,000	12,028,602
Atlas Air Worldwide Holdings, Inc., Sr. Unsec. Conv. Bonds, 2.25%, 06/01/2022	10,000,000	10,530,162
		22,558,764
Application Software–16.88%
8x8 Inc., Sr. Unsec. Conv. Notes, 0.50%, 02/01/2024(b)	2,700,000	2,770,473
Atlassian, Inc., Sr. Unsec. Gtd. Conv. Notes, 0.63%, 05/01/2023(b)	11,000,000	16,447,381
DocuSign, Inc., Sr. Unsec. Conv. Notes, 0.50%, 09/15/2023(b)	13,450,000	13,853,316
Envestnet, Inc., Sr. Unsec. Conv. Notes, 1.75%, 06/01/2023(b)	10,900,000	12,561,318
Guidewire Software, Inc., Sr. Unsec. Conv. Notes, 1.25%, 03/15/2025	9,000,000	9,818,897
HubSpot, Inc., Sr. Unsec. Conv. Notes, 0.25%, 06/01/2022	1,500,000	2,710,561
New Relic, Inc., Sr. Unsec. Conv. Notes, 0.50%, 05/01/2023(b)	7,600,000	8,560,514
NICE Systems Inc. (Israel), Sr. Unsec. Gtd. Conv. Bonds, 1.25%, 01/15/2024	9,000,000	13,773,174
Nuance Communications, Inc., Sr. Unsec. Conv. Bonds, 1.00%, 12/15/2022(c)	3,129,000	2,934,553
Nutanix Inc., Sr. Unsec. Conv. Notes, 0.00%, 01/15/2023(d)	4,000,000	4,265,000
Pluralsight, Inc., Sr. Unsec. Conv. Notes, 0.38%, 03/01/2024(b)	11,096,000	11,897,551
Q2 Holdings, Inc., Sr. Unsec. Conv. Notes, 0.75%, 02/15/2023	10,617,000	13,932,368
RealPage, Inc., Sr. Unsec. Conv. Bonds, 1.50%, 11/15/2022	9,320,000	14,383,280
RingCentral, Inc., Sr. Unsec. Conv. Notes, 0.00%, 03/15/2023(d)	10,836,000	15,498,618
Splunk, Inc., Sr. Unsec. Conv. Notes, 0.50%, 09/15/2023(b)	10,500,000	11,368,439
Verint Systems Inc., Sr. Unsec. Conv. Notes, 1.50%, 06/01/2021	3,000,000	3,320,256
Workday, Inc., Sr. Unsec. Conv. Notes, 0.25%, 10/01/2022	13,500,000	19,127,829
Principal Amount		Value
Application Software–(continued)
Zendesk, Inc., Sr. Unsec. Conv. Notes, 0.25%, 03/15/2023	$14,500,000	$21,188,437
		198,411,965
Asset Management & Custody Banks–0.77%
Ares Capital Corp., Sr. Unsec. Conv. Notes, 4.63%, 03/01/2024	9,100,000	9,077,250
Biotechnology–6.10%
Array BioPharma, Inc., Sr. Unsec. Conv. Notes, 2.63%, 12/01/2024(b)	3,000,000	5,275,189
BioMarin Pharmaceutical, Inc., Sr. Unsec. Sub. Conv. Notes, 1.50%, 10/15/2020	8,500,000	9,681,987
Clovis Oncology, Inc., Sr. Unsec. Conv. Notes, 2.50%, 09/15/2021	6,000,000	5,604,650
Exact Sciences Corp., Sr. Unsec. Conv. Notes, 0.38%, 03/15/2027	11,800,000	12,068,769
Insmed Inc., Sr. Unsec. Sub. Conv. Notes, 1.75%, 01/15/2025	5,000,000	5,068,026
Ionis Pharmaceuticals, Inc., Sr. Unsec. Conv. Bonds, 1.00%, 11/15/2021	4,000,000	5,417,362
Ligand Pharmaceuticals, Inc., Sr. Unsec. Conv. Notes, 0.75%, 05/15/2023(b)	4,482,000	3,855,327
Neurocrine Biosciences, Inc., Sr. Unsec. Conv. Notes, 2.25%, 05/15/2024	11,000,000	14,892,502
Retrophin, Inc., Sr. Unsec. Conv. Notes, 2.50%, 09/15/2025	2,000,000	1,869,510
Sarepta Therapeutics, Inc., Sr. Unsec. Conv. Notes, 1.50%, 11/15/2024	4,400,000	7,966,750
		71,700,072
Broadcasting–1.78%
Liberty Media Corp.,
Liberty Formula One, Sr. Unsec. Conv. Bonds, 1.00%, 01/30/2023	4,900,000	5,500,162
Sr. Unsec. Conv. Deb., 2.25%, 12/01/2021(b)(c)	13,800,000	15,435,215
		20,935,377
Cable & Satellite–1.88%
DISH Network Corp., Sr. Unsec. Conv. Bonds, 3.38%, 08/15/2026	7,300,000	6,219,601
GCI Liberty, Inc., Sr. Unsec. Conv. Deb., 1.75%, 10/05/2023(b)(c)	14,487,000	15,894,479
		22,114,080
See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

Principal Amount		Value
Casinos & Gaming–0.45%
Caesars Entertainment Corp., Sr. Unsec. Conv. Global Notes, 5.00%, 10/01/2024	$3,700,000	$5,268,245
Communications Equipment–1.89%
CalAmp Corp., Sr. Unsec. Conv. Notes, 2.00%, 08/01/2025(b)	3,680,000	2,889,098
Lumentum Holdings Inc., Sr. Unsec. Conv. Bonds, 0.25%, 03/15/2024	5,000,000	5,911,210
Viavi Solutions Inc., Sr. Unsec. Conv. Notes, 1.75%, 06/01/2023(b)	12,123,000	13,432,875
		22,233,183
Construction Machinery & Heavy Trucks–1.06%
Greenbrier Cos., Inc. (The), Sr. Unsec. Conv. Notes, 2.88%, 02/01/2024	3,667,000	3,529,017
Meritor, Inc., Sr. Unsec. Conv. Gtd. Notes, 3.25%, 10/15/2025(c)	9,258,000	8,932,128
		12,461,145
Data Processing & Outsourced Services–2.74%
Euronet Worldwide, Inc., Sr. Unsec. Conv. Notes, 0.75%, 03/15/2025(b)(c)	11,375,000	12,280,757
Square, Inc., Sr. Unsec. Conv. Notes, 0.50%, 05/15/2023(b)	16,536,000	19,963,541
		32,244,298
Education Services–0.97%
Chegg, Inc.,
Sr. Unsec. Conv. Notes, 0.25%, 05/15/2023(b)	4,575,000	6,910,054
0.13%, 03/15/2025(b)	4,542,000	4,497,334
		11,407,388
Electric Utilities–1.02%
NextEra Energy, Inc., Series I, Conv. Investment Units, 6.12%, 09/01/2019	193,900	11,994,654
Environmental & Facilities Services–0.44%
Team, Inc., Sr. Unsec. Conv. Notes, 5.00%, 08/01/2023	4,750,000	5,150,719
Gas Utilities–0.62%
South Jersey Industries Inc, Conv. Investment Units, 7.25%, 04/15/2021	140,600	7,252,148
Health Care Equipment–4.76%
CONMED Corp., Sr. Unsec. Conv. Notes, 2.63%, 02/01/2024(b)	5,242,000	5,829,196
DexCom, Inc., Sr. Unsec. Conv. Notes, 0.75%, 12/01/2023(b)	10,800,000	11,150,878
Insulet Corp., Sr. Unsec. Conv. Notes, 1.38%, 11/15/2024(b)	13,000,000	15,689,375
NuVasive, Inc., Sr. Unsec. Conv. Notes, 2.25%, 03/15/2021	7,000,000	7,811,407
Principal Amount		Value
Health Care Equipment–(continued)
Wright Medical Group N.V., Sr. Unsec. Conv. Bonds, 2.25%, 11/15/2021	$3,500,000	$5,433,470
Wright Medical Group, Inc., Sr. Unsec. Gtd. Conv. Notes, 1.63%, 06/15/2023(b)	8,940,000	10,029,563
		55,943,889
Health Care Technology–1.94%
Evolent Health, Inc., Sr. Unsec. Conv. Notes, 1.50%, 10/15/2025(b)	5,667,000	4,510,180
Tabula Rasa HealthCare Inc., Sr. Unsec. Sub. Conv. Notes, 1.75%, 02/15/2026(b)	7,640,000	8,162,801
Teladoc Health, Inc., Sr. Unsec. Conv. Notes, 1.38%, 05/15/2025(b)	7,786,000	10,064,798
		22,737,779
Independent Power Producers & Energy Traders–1.21%
NRG Energy, Inc., Sr. Unsec. Gtd. Conv. Notes, 2.75%, 09/01/2025(b)(c)	12,465,000	14,206,703
Industrial Machinery–0.96%
Fortive Corp., Sr. Unsec. Gtd. Conv. Notes, 0.88%, 02/15/2022(b)	10,660,000	11,230,908
Interactive Media & Services–2.76%
IAC FinanceCo, Inc., Sr. Unsec. Gtd. Conv. Bonds, 0.88%, 10/01/2022(b)	12,000,000	17,643,524
Twitter, Inc.,
Sr. Unsec. Conv. Bonds, 1.00%, 09/15/2021	10,805,000	10,194,098
Sr. Unsec. Conv. Notes, 0.25%, 06/15/2024(b)	5,000,000	4,639,403
		32,477,025
Internet & Direct Marketing Retail–3.11%
Booking Holdings, Inc.,
Sr. Unsec. Conv. Notes, 0.35%, 06/15/2020	8,000,000	10,838,552
0.90%, 09/15/2021	6,000,000	6,637,800
Ctrip.com International, Ltd. (China), Sr. Unsec. Conv. Global Bonds, 1.99%, 07/01/2020(c)	6,000,000	6,802,633
Liberty Expedia Holdings, Inc., Sr. Unsec. Conv. Deb., 1.00%, 07/05/2022(b)(c)	6,000,000	5,859,689
Wayfair, Inc., Sr. Unsec. Conv. Notes, 0.38%, 09/01/2022	4,200,000	6,447,861
		36,586,535
Internet Services & Infrastructure–3.76%
Akamai Technologies, Inc., Sr. Unsec. Conv. Notes, 0.13%, 05/01/2025(b)	13,200,000	13,188,715
See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

	Principal Amount	Value
Internet Services & Infrastructure–(continued)
Okta Inc., Sr. Unsec. Conv. Notes, 0.25%, 02/15/2023	$7,400,000	$13,397,700
Twilio, Inc., Sr. Unsec. Conv. Notes, 0.25%, 06/01/2023(b)	5,450,000	10,396,229
Wix.com Ltd. (Israel), Sr. Unsec. Conv. Notes, 0.00%, 07/01/2023(b)(d)	6,587,000	7,253,907
		44,236,551
Life Sciences Tools & Services–1.08%
Illumina, Inc., Sr. Unsec. Conv. Notes, 0.00%, 08/15/2023(b)(d)	11,840,000	12,657,794
Multi-line Insurance–1.29%
AXA S.A. (France), Sr. Unsec. Conv. Bonds, 7.25%, 05/15/2021(b)	15,041,000	15,117,934
Multi-Utilities–1.33%
Dominion Energy, Inc., Series A, Jr. Unsec. Sub. Conv. Investment Units, 6.75%, 08/15/2019(e)	182,600	9,115,392
DTE Energy Co., Series C, Sr. Unsec. Conv. Investment Units, 6.50%, 10/01/2019	117,800	6,520,230
		15,635,622
Oil & Gas Drilling–1.03%
Transocean, Inc., Sr. Unsec. Gtd. Conv. Global Bonds, 0.50%, 01/30/2023	10,829,000	12,129,938
Oil & Gas Equipment & Services–0.89%
Ensco Jersey Finance Ltd., Sr. Unsec. Gtd. Conv. Bonds, 3.00%, 01/31/2024	3,090,000	2,391,071
Oil States International, Inc., Sr. Unsec. Conv. Notes, 1.50%, 02/15/2023(b)	9,231,000	8,055,274
		10,446,345
Oil & Gas Exploration & Production–0.51%
Oasis Petroleum, Inc., Sr. Unsec. Gtd. Conv. Notes, 2.63%, 09/15/2023	6,410,000	6,000,604
Oil & Gas Storage & Transportation–1.06%
Cheniere Energy, Inc., Sr. Unsec. Conv. Notes, 4.25%, 03/15/2045	7,832,000	6,162,805
Golar LNG Ltd. (Bermuda), Sr. Unsec. Conv. Notes, 2.75%, 02/15/2022	6,519,000	6,236,228
		12,399,033
Pharmaceuticals–1.54%
Horizon Pharma Investment Ltd., Sr. Unsec. Gtd. Conv. Bonds, 2.50%, 03/15/2022	5,500,000	6,274,574
Principal Amount		Value
Pharmaceuticals–(continued)
Jazz Investments I Ltd., Sr. Unsec. Gtd. Conv. Bonds, 1.88%, 08/15/2021	$3,000,000	$3,048,295
Medicines Co. (The),
Sr. Unsec. Conv. Bonds, 2.50%, 01/15/2022	5,500,000	5,524,654
2.75%, 07/15/2023	3,800,000	3,215,807
		18,063,330
Semiconductors–6.08%
Cree, Inc., Sr. Unsec. Conv. Notes, 0.88%, 09/01/2023(b)	9,700,000	11,139,129
Inphi Corp., Sr. Unsec. Conv. Bonds, 0.75%, 09/01/2021	5,500,000	5,763,856
Intel Corp., Jr. Unsec. Sub. Conv. Global Deb., 3.25%, 08/01/2039	3,308,000	8,693,755
Microchip Technology, Inc.,
Sr. Unsec. Sub. Conv. Bonds, 1.63%, 02/15/2025	2,482,000	4,039,049
Sr. Unsec. Sub. Conv. Notes, 1.63%, 02/15/2027	9,375,000	10,315,312
NXP Semiconductors N.V. (Netherlands), Sr. Unsec. Conv. Bonds, 1.00%, 12/01/2019	14,294,000	14,673,341
ON Semiconductor Corp., Sr. Unsec. Gtd. Conv. Bonds, 1.00%, 12/01/2020	7,700,000	9,535,514
Silicon Laboratories Inc., Sr. Unsec. Conv. Bonds, 1.38%, 03/01/2022	6,688,000	7,283,800
		71,443,756
Specialty Chemicals–0.51%
International Flavors & Fragrances, Inc., Conv. Amortizing Notes, 6.00%, 09/15/2021	120,632	6,024,362
Systems Software–5.20%
FireEye, Inc., Sr. Unsec. Conv. Notes, 0.88%, 06/01/2024(b)	12,833,000	13,148,477
Palo Alto Networks, Inc., Sr. Unsec. Conv. Notes, 0.75%, 07/01/2023(b)	19,100,000	21,243,770
Rapid7 Inc., Sr. Unsec. Conv. Notes, 1.25%, 08/01/2023(b)	3,670,000	5,014,391
ServiceNow, Inc., Sr. Unsec. Conv. Notes, 0.00%, 06/01/2022(d)	11,700,000	21,703,425
		61,110,063
Technology Hardware, Storage & Peripherals–0.89%
Pure Storage, Inc., Sr. Unsec. Conv. Notes, 0.13%, 04/15/2023(b)	4,000,000	4,302,177
Western Digital Corp., Sr. Unsec. Gtd. Conv. Notes, 1.50%, 02/01/2024(b)	7,000,000	6,174,090
		10,476,267
Total U.S. Dollar Denominated Bonds & Notes (Cost $838,561,325)		930,893,615
See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

Shares		Value
Preferred Stocks–18.10%
Agricultural Products–0.42%
Bunge Ltd., 4.88%, Conv. Pfd.	50,000	$4,950,000
Asset Management & Custody Banks–0.51%
AMG Capital Trust II, 5.15%, Conv. Pfd.	117,700	6,002,674
Diversified Banks–4.15%
Bank of America Corp., 7.25%, Series L, Conv. Pfd.	19,300	25,126,091
Wells Fargo & Co., Class A, Series L, $75.00 Conv. Pfd.	18,300	23,650,005
		48,776,096
Electric Utilities–0.99%
American Electric Power Co., Inc., 6.13%, Conv. Pfd.	227,488	11,704,258
Health Care Equipment–3.50%
Becton, Dickinson and Co., 6.13%, Series A, Conv. Pfd.	370,000	22,869,700
Danaher Corp., 4.75%, Series A, Conv. Pfd.	17,300	18,216,727
		41,086,427
Household Products–0.23%
Energizer Holdings Inc., 7.50%, Series A, Conv. Pfd.	27,420	2,670,160
Industrial Machinery–2.45%
Fortive Corp., 5.00%, Series A, Conv. Pfd.	6,703	7,031,782
Rexnord Corp., 5.75%, Series A, Conv. Pfd.	151,600	8,166,692
Stanley Black & Decker, Inc., 5.38%, Series C, Conv. Investment Units	139,100	13,562,250
		28,760,724
Shares		Value
Multi-line Insurance–1.02%
Assurant, Inc., 6.50%, Series D, Conv. Pfd.	116,100	$12,037,248
Multi-Utilities–1.95%
CenterPoint Energy, Inc., 7.00%, Series B, Conv. Pfd.	248,742	13,143,527
Sempra Energy, 6.00%, Series A, Conv. Pfd.	92,900	9,819,530
		22,963,057
Other Diversified Financial Services–1.45%
2017 Mandatory Exchangeable Trust, 5.19%, Conv. Pfd.(b)	51,500	8,221,959
Mandatory Exchangeable Trust, 5.75%, Conv. Pfd.SERIES 144A(b)	43,100	8,772,358
		16,994,317
Specialized REITs–1.43%
Crown Castle International Corp., 6.88%, Series A, Conv. Pfd.	14,204	16,828,899
Total Preferred Stocks (Cost $190,032,636)		212,773,860

Money Market Funds–2.29%
Invesco Government & Agency Portfolio-Institutional Class, 2.33%(f)	10,977,115	10,977,115
Invesco Liquid Assets Portfolio- Institutional Class, 2.48%(f)	7,838,976	7,841,327
Invesco Treasury Portfolio-Institutional Class, 2.31%(f)	8,040,320	8,040,320
Total Money Market Funds (Cost $26,858,016)		26,858,762
TOTAL INVESTMENTS IN SECURITIES–99.60% (Cost $1,055,451,977)		1,170,526,237
OTHER ASSETS LESS LIABILITIES–0.40%		4,680,783
NET ASSETS–100.00%		$1,175,207,020
Investment Abbreviations:
Conv.	– Convertible
Deb.	– Debentures
Gtd.	– Guaranteed
Jr.	– Junior
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
March 31, 2019 was $441,596,083, which represented 37.58% of the Fund’s Net Assets.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(e)	Each corporate unit consists of purchase contract for issuer’s common stock & 1/40th undivided beneficial ownership interest in the issuer’s Series 1.50% Subordinated notes due 2020.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2019.
See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.
Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value ("NAV") per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American
Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Invesco Convertible Securities Fund

B.
Securities Transactions and Investment Income — (continued)
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net
realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the
Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net
investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$930,893,615	$—	$930,893,615
Preferred Stocks	189,776,869	22,996,991	—	212,773,860
Money Market Funds	26,858,762	—	—	26,858,762
Total Investments	$216,635,631	$953,890,606	$—	$1,170,526,237
Invesco Convertible Securities Fund